Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (5,814,867)	$ (273,413)	$ (11,307,239)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for expected credit losses	873,841	85,644	1,247,907
Depreciation and amortization expenses	290,183	231,111	518,493
Loss from disposal of property and equipment	24,531	863	1,688,078
Impairment of goodwill			5,617,865
Impairment of intangible assets			536,206
Amortization of right-of-use assets	31,484	197,244	405,121
Share-based compensation expenses	3,705,336	109,714	135,547
Deferred tax (benefits) expenses	(82,490)	287,651	(739,227)
Changes in fair value of short-term investments	(8,078)	(108,949)	(654,980)
Downward (upward) adjustments in investments in non-marketable securities	7,040	(4,796)	(81,036)
Changes in operating assets and liabilities:
Accounts receivable	1,173,881	(2,316,625)	2,789,772
Prepayments	59,394	1,285,433	(388,706)
Prepayments – related party			112,980
Inventories	595,340	(10,166)	(409,771)
Other current assets	47,650	164,354	27,685
Accounts payable	(31,528)	(132,054)	548,591
Advances from customers	(61,004)	(620,949)	456,078
Income tax payable			(102,326)
Accrued expenses and other liabilities	33,166	(127,754)	81,554
Lease liabilities	1,512	(240,551)	(428,363)
Net Cash Provided by (Used in) Operating Activities	845,391	(1,473,243)	54,229
Cash Flows from Investing Activities:
Purchases of property and equipment	(152,561)	(3,045,183)	(839,736)
Proceeds from disposal of property and equipment			31,634
Loans to third parties			(833,226)
Repayment of loans from third parties		277,944	2,390,776
Due from related parties			220,310
Investments in short-term investments	(9,379,764)	(10,656,730)	(6,317,257)
Proceeds from redemption of short-term investments	8,805,726	11,421,047	1,592,844
Investments in non-marketable securities	(100,000)
Proceeds from redemption of non-marketable securities		195,169
Net Cash Used in Investing Activities	(826,599)	(1,807,753)	(3,754,655)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering		3,838,200
Net Cash Provided by Financing Activities		3,838,200
Effect of exchange rate changes on cash and cash equivalents	237,977	(264,592)	(271,333)
Net decrease in cash and cash equivalents	256,769	292,612	(3,971,759)
Cash and cash equivalents at beginning of year	7,841,306	7,548,694	11,520,453
Cash and cash equivalents at end of year	8,098,075	7,841,306	7,548,694
Supplemental Cash Flow Information
Cash paid for income tax	126,589	45,944	114,501
Noncash investing activities
Right-of-use assets obtained in exchange for operating lease obligations		55,765	71,726
Decrease in right of use assets and operating lease obligations due to termination	(34,546)	(554,265)	(579,491)
Addition of property and equipment from deposit and prepayment for properties			$ 233,267